Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	$ 889,002,858	$ 748,710,951	$ 843,740,084
Financing Cash Flows, From	2,187,473	69,204,437	31,680,253
Financing Cash Flows, Used	(69,370,995)	(74,562,791)	(44,655,759)
Financing Cash Flows, Interest Paid	(52,433,690)	(47,195,320)	(44,320,298)
Financing Cash Flows	(119,617,212)	(52,553,674)	(57,295,804)
Non-Cash Changes, Change in Fair Value	34,142,298	48,389,489	(25,059,561)
Non-Cash Changes, Foreign exchange differences	16,006,213	102,202,558	(58,074,681)
Non-Cash Changes, Financial costs	49,214,819	50,685,405	49,902,511
Non-Cash Changes, New financial Leases	1,160,141
Non-Cash Changes, Other changes	(1,907,603)	(8,431,871)	(4,501,598)
Ending Balance	868,001,514	889,002,858	748,710,951
Bank Loans [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	4	109	4,172
Financing Cash Flows, Used			(4,156)
Financing Cash Flows, Interest Paid	(46,134)	(22,681)	(169)
Financing Cash Flows	(46,134)	(22,681)	(4,325)
Non-Cash Changes, Financial costs	46,134	22,576	262
Ending Balance	4	4	109
Unsecured Liabilities [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	826,494,248	763,579,585	802,306,161
Financing Cash Flows, Used	(31,300,902)	(5,654,112)	(5,530,327)
Financing Cash Flows, Interest Paid	(44,927,734)	(42,860,557)	(43,514,578)
Financing Cash Flows	(76,228,636)	(48,514,669)	(49,044,905)
Non-Cash Changes, Foreign exchange differences	46,711,727	66,096,234	(33,226,098)
Non-Cash Changes, Financial costs	47,184,107	45,333,098	43,544,427
Ending Balance	844,161,446	826,494,248	763,579,585
Financial Leases [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	14,476,450	14,608,915	17,749,647
Financing Cash Flows, Used	(2,350,680)	(1,889,685)	(2,592,235)
Financing Cash Flows, Interest Paid	(641,557)	(739,070)
Financing Cash Flows	(2,992,237)	(2,628,755)	(2,592,235)
Non-Cash Changes, Foreign exchange differences	1,023,312	1,757,220	(1,359,668)
Non-Cash Changes, Financial costs	642,158	739,070	811,171
Non-Cash Changes, New financial Leases	1,160,141
Ending Balance	14,309,824	14,476,450	14,608,915
Financial Derivatives for Hedging [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	45,655,586	(29,478,643)	23,640,893
Financing Cash Flows, Used	(33,131,632)		(3,543,400)
Financing Cash Flows, Interest Paid	(5,805,822)	(3,496,889)
Financing Cash Flows	(38,937,454)	(3,496,889)	(3,543,400)
Non-Cash Changes, Change in Fair Value	34,142,298	48,389,489	(25,059,561)
Non-Cash Changes, Foreign exchange differences	(31,728,826)	34,349,104	(23,488,915)
Non-Cash Changes, Financial costs	398,636	3,569,025	3,473,938
Non-Cash Changes, Other changes		(7,676,500)	(4,501,598)
Ending Balance	9,530,240	45,655,586	(29,478,643)
Loans to Related Parties [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning Balance	2,376,570	985	39,211
Financing Cash Flows, From	2,187,473	69,204,437	31,680,253
Financing Cash Flows, Used	(2,018,232)	(66,540,959)	(31,680,253)
Financing Cash Flows, Interest Paid	(1,012,443)	(76,123)	(805,551)
Financing Cash Flows	(843,202)	2,587,355	(805,551)
Non-Cash Changes, Financial costs	374,235	543,601	767,325
Non-Cash Changes, Other changes	(1,907,603)	(755,371)
Ending Balance		2,376,570	985
Other Obligations [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Financing Cash Flows, Used	(569,549)	(478,035)	(1,305,388)
Financing Cash Flows	(569,549)	(478,035)	(1,305,388)
Non-Cash Changes, Financial costs	$ 569,549	$ 478,035	$ 1,305,388